NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the Statement of Additional Information dated May 1, 2001

The Trustees and Officers table is hereby amended by deleting Daniel Sullivan :

Mr. Sullivan had retired prior to the date of this Statement of Additional Information.

The date of this supplement is August 22, 2001.